Net gain (loss) on financial instruments measured at fair value through profit or loss - Summary of net gain (loss) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 2,493,626	₩ (1,160,833)	₩ 1,103,631
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	(129,575)	(161,423)	85,596
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(58,959)	(36,270)	(22,735)
Equity Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	1,576,931	(330,657)	512,031
Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	969,135	(621,569)	380,065
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	3,964	(10,600)	(296)
Loss on sale	0	0	(1,479)
Net gain (loss) on financial instruments at fair value through profit or loss	3,964	(10,600)	(1,775)
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(6,562)	(35,653)	(78,416)
Net gain (loss) on financial instruments at fair value through profit or loss	30,212	(21,591)	(63,104)
Securities measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Loss on sale	36,774	14,062	15,312
Gain (loss) on valuation	755,501	(677,327)	97,281
Gain on sale	197,148	(244,263)	(92,230)
Other gains (losses) of debt securities	624,282	590,933	506,980
Gain (loss) on valuation of equity securities	540,188	(337,302)	180,363
Gain (loss) on sale of equity securities	428,947	(284,267)	199,702
Gain (loss) on valuation of other securities	11,635	2,089	9,316
Net gain (loss) on financial instruments at fair value through profit or loss	2,557,701	(950,137)	901,412
Financial liabilities at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(60,144)	41,316	(7,745)
Gain on sale	(88,398)	53,066	(67,522)
Gain (loss) on valuation of other securities	(60,565)	(38,996)	(26,224)
Gain (loss) on sale of other securities	1,606	2,726	3,489
Net gain (loss) on financial instruments at fair value through profit or loss	(207,501)	58,112	(98,002)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(148,542)	94,382	(75,267)
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on transaction of derivatives	(183,233)	466,118	429,228
Net gain (loss) on financial instruments at fair value through profit or loss	109,250	(236,617)	365,100
Gain (loss) on valuation of derivatives	₩ 292,483	₩ (702,735)	₩ (64,128)